Expenses by nature (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Cost of sale of goods and services	$ 2,014,000,000	$ 1,313,000,000	$ 3,534,000,000
Salaries, social security costs and other personnel expenses	17,087,000,000	13,955,000,000	12,517,000,000
Depreciation and amortization	1,900,000,000	2,007,000,000	2,266,000,000
Fees and payments for services	3,288,000,000	3,086,000,000	2,298,000,000
Maintenance, security, cleaning, repairs and others	9,304,000,000	8,506,000,000	6,913,000,000
Advertising and other selling expenses	5,032,000,000	3,532,000,000	1,407,000,000
Taxes, rates and contributions	4,997,000,000	5,568,000,000	5,025,000,000
Director's fees	9,070,000,000	2,836,000,000	2,988,000,000
Leases and service charges	753,000,000	751,000,000	843,000,000
Allowance for doubtful accounts, net	89,000,000	(68,000,000)	685,000,000
Other expenses	1,100,000,000	832,000,000	662,000,000
Total cost and expense	54,634,000,000	42,318,000,000	39,138,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	5,616,000,000	4,337,000,000	4,088,000,000
Depreciation and amortization	543,000,000	662,000,000	791,000,000
Fees and payments for services	1,818,000,000	1,454,000,000	807,000,000
Maintenance, security, cleaning, repairs and others	992,000,000	960,000,000	967,000,000
Advertising and other selling expenses	8,000,000	0	0
Taxes, rates and contributions	582,000,000	460,000,000	439,000,000
Director's fees	9,070,000,000	2,836,000,000	2,988,000,000
Leases and service charges	180,000,000	181,000,000	126,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	510,000,000	487,000,000	461,000,000
Total cost and expense	19,319,000,000	11,377,000,000	10,667,000,000
Costs [Member]
Statement [Line Items]
Cost of sale of goods and services	2,014,000,000	1,313,000,000	3,534,000,000
Salaries, social security costs and other personnel expenses	10,788,000,000	9,293,000,000	7,914,000,000
Depreciation and amortization	1,342,000,000	1,337,000,000	1,455,000,000
Fees and payments for services	532,000,000	543,000,000	448,000,000
Maintenance, security, cleaning, repairs and others	8,301,000,000	7,539,000,000	5,937,000,000
Advertising and other selling expenses	4,700,000,000	2,860,000,000	1,265,000,000
Taxes, rates and contributions	2,006,000,000	2,354,000,000	1,805,000,000
Director's fees	0	0	0
Leases and service charges	560,000,000	554,000,000	668,000,000
Allowance for doubtful accounts, net	0	0	0
Other expenses	561,000,000	326,000,000	178,000,000
Total cost and expense	30,804,000,000	26,119,000,000	23,204,000,000
Selling Expenses [Member]
Statement [Line Items]
Cost of sale of goods and services	0	0	0
Salaries, social security costs and other personnel expenses	683,000,000	325,000,000	515,000,000
Depreciation and amortization	15,000,000	8,000,000	20,000,000
Fees and payments for services	938,000,000	1,089,000,000	1,043,000,000
Maintenance, security, cleaning, repairs and others	11,000,000	7,000,000	9,000,000
Advertising and other selling expenses	324,000,000	672,000,000	142,000,000
Taxes, rates and contributions	2,409,000,000	2,754,000,000	2,781,000,000
Director's fees	0	0	0
Leases and service charges	13,000,000	16,000,000	49,000,000
Allowance for doubtful accounts, net	89,000,000	(68,000,000)	685,000,000
Other expenses	29,000,000	19,000,000	23,000,000
Total cost and expense	$ 4,511,000,000	$ 4,822,000,000	$ 5,267,000,000